American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2021

Government Bond - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 41.3%
Iraq Government AID Bond, 2.15%, 1/18/22	2,600,000	2,635,132
U.S. Treasury Bills, 0.05%, 12/23/21(1)	20,000,000	19,995,204
U.S. Treasury Bills, 0.09%, 6/16/22(1)	20,000,000	19,986,389
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	7,787,500
U.S. Treasury Bonds, 3.50%, 2/15/39	1,000,000	1,251,211
U.S. Treasury Bonds, 1.125%, 5/15/40(2)	1,200,000	1,036,313
U.S. Treasury Bonds, 1.375%, 11/15/40	1,500,000	1,348,008
U.S. Treasury Bonds, 1.875%, 2/15/41	9,500,000	9,302,578
U.S. Treasury Bonds, 2.25%, 5/15/41	2,700,000	2,810,109
U.S. Treasury Bonds, 3.125%, 11/15/41	1,800,000	2,146,359
U.S. Treasury Bonds, 3.125%, 2/15/42	2,500,000	2,983,105
U.S. Treasury Bonds, 3.00%, 5/15/42	8,500,000	9,952,969
U.S. Treasury Bonds, 2.75%, 11/15/42	3,100,000	3,491,980
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	4,026,367
U.S. Treasury Bonds, 3.625%, 2/15/44	700,000	904,996
U.S. Treasury Bonds, 3.125%, 8/15/44	5,000,000	6,002,148
U.S. Treasury Bonds, 3.00%, 11/15/44	4,500,000	5,299,102
U.S. Treasury Bonds, 2.50%, 2/15/45	1,000,000	1,082,266
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	235,922
U.S. Treasury Bonds, 3.00%, 11/15/45	800,000	946,094
U.S. Treasury Bonds, 2.50%, 2/15/46	3,500,000	3,792,578
U.S. Treasury Bonds, 2.25%, 8/15/46	6,500,000	6,722,930
U.S. Treasury Bonds, 3.375%, 11/15/48(2)	8,700,000	11,111,531
U.S. Treasury Bonds, 2.25%, 8/15/49	3,300,000	3,419,625
U.S. Treasury Bonds, 2.375%, 11/15/49	6,000,000	6,390,938
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	954,688
U.S. Treasury Bonds, 2.375%, 5/15/51	12,500,000	13,348,633
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	12,387,430	13,606,042
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	42,198,430	45,938,660
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	2,785,275	3,051,023
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	4,468,338	5,130,273
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	1,044,020	1,162,322
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	9,374,310	10,349,901
U.S. Treasury Notes, 0.125%, 9/30/22	20,000,000	19,999,609
U.S. Treasury Notes, 0.125%, 12/31/22	6,000,000	5,996,016
U.S. Treasury Notes, 0.125%, 2/28/23	40,000,000	39,954,688
U.S. Treasury Notes, 1.50%, 3/31/23(2)	2,000,000	2,045,039
U.S. Treasury Notes, 0.125%, 4/30/23	15,000,000	14,973,633
U.S. Treasury Notes, 0.125%, 12/15/23	5,000,000	4,974,609
U.S. Treasury Notes, 2.125%, 9/30/24	10,000,000	10,519,922
U.S. Treasury Notes, 1.125%, 2/28/27	6,500,000	6,547,988
U.S. Treasury Notes, 1.25%, 3/31/28	3,000,000	3,012,305
U.S. Treasury Notes, 1.25%, 4/30/28	22,000,000	22,072,187
U.S. Treasury Notes, 1.625%, 5/15/31	5,000,000	5,077,344
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $353,977,247)		363,376,236
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 34.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, VRN, 2.43%, (1-year H15T1Y plus 2.25%), 9/1/35	319,603	341,022

FHLMC, VRN, 2.26%, (12-month LIBOR plus 1.87%), 7/1/36	232,111	246,097
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.14%), 10/1/36	502,577	538,080
FHLMC, VRN, 2.43%, (1-year H15T1Y plus 2.26%), 4/1/37	244,085	260,113
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.78%), 5/1/40	97,274	98,458
FHLMC, VRN, 2.63%, (12-month LIBOR plus 1.88%), 7/1/40	140,645	148,541
FHLMC, VRN, 2.30%, (12-month LIBOR plus 1.76%), 9/1/40	46,519	48,444
FHLMC, VRN, 2.15%, (12-month LIBOR plus 1.88%), 5/1/41	133,695	139,518
FHLMC, VRN, 2.38%, (12-month LIBOR plus 1.88%), 10/1/41	321,570	324,083
FHLMC, VRN, 2.05%, (12-month LIBOR plus 1.65%), 12/1/42	284,269	299,180
FHLMC, VRN, 2.16%, (12-month LIBOR plus 1.62%), 11/1/43	1,749,179	1,833,445
FHLMC, VRN, 2.87%, (12-month LIBOR plus 1.63%), 1/1/44	807,665	842,912
FHLMC, VRN, 3.23%, (12-month LIBOR plus 1.62%), 6/1/44	273,439	285,444
FHLMC, VRN, 2.30%, (12-month LIBOR plus 1.60%), 10/1/44	189,701	198,080
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	568,213	594,825
FHLMC, VRN, 2.10%, (12-month LIBOR plus 1.62%), 9/1/45	1,221,017	1,277,942
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	215,963	225,328
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	368,131	384,022
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	277,206	289,172
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	296,391	309,243
FNMA, VRN, 1.79%, (6-month LIBOR plus 1.54%), 9/1/35	393,476	410,197
FNMA, VRN, 2.31%, (12-month LIBOR plus 1.93%), 1/1/38	40,879	41,270
FNMA, VRN, 2.125%, (12-month LIBOR plus 1.75%), 11/1/39	377,810	389,948
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	78,483	81,721
FNMA, VRN, 2.24%, (12-month LIBOR plus 1.86%), 1/1/40	331,825	352,249
FNMA, VRN, 2.50%, (12-month LIBOR plus 1.75%), 7/1/41	59,231	59,175
FNMA, VRN, 2.06%, (12-month LIBOR plus 1.59%), 3/1/43	133,266	136,832
FNMA, VRN, 2.74%, (12-month LIBOR plus 1.60%), 3/1/45	891,267	927,102
FNMA, VRN, 2.34%, (12-month LIBOR plus 1.59%), 8/1/45	239,603	249,546
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.60%), 4/1/46	819,265	861,738
FNMA, VRN, 2.91%, (12-month LIBOR plus 1.61%), 4/1/46	646,492	682,012
FNMA, VRN, 2.77%, (12-month LIBOR plus 1.61%), 5/1/46	1,108,527	1,169,346
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	413,834	432,985
FNMA, VRN, 3.10%, (12-month LIBOR plus 1.61%), 4/1/47	704,635	737,714
FNMA, VRN, 3.07%, (12-month LIBOR plus 1.60%), 9/1/47	558,825	588,260
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 11/20/32	68,682	69,346
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 10/20/33	86,283	87,062
GNMA, VRN, 2.625%, (1-year H15T1Y plus 2.00%), 10/20/34	218,278	220,405
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 12/20/34	97,586	98,475
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 3/20/35	221,101	224,061
GNMA, VRN, 2.25%, (1-year H15T1Y plus 1.50%), 7/20/35	319,060	333,444
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 3/20/36	507,699	532,057
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 11/20/36	177,807	179,517
		17,548,411
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 32.9%
FHLMC, 5.00%, 5/1/23	205,778	214,680
FHLMC, 5.50%, 10/1/34	188,338	218,425
FHLMC, 5.50%, 4/1/38	1,083,428	1,261,896
FHLMC, 4.00%, 12/1/40	702,909	766,450
FHLMC, 3.00%, 2/1/43	4,381,059	4,661,654
FNMA, 0.75%, 10/8/27	11,000,000	10,734,302
FNMA, 6.625%, 11/15/30	25,254,000	36,565,120
FNMA, 6.50%, 3/1/32	39,157	45,670
FNMA, 7.00%, 6/1/32	50,911	59,794
FNMA, 6.50%, 8/1/32	43,172	49,040
FNMA, 5.50%, 7/1/33	279,851	322,683

FNMA, 6.00%, 12/1/33	918,962	1,090,510
FNMA, 3.50%, 3/1/34	759,127	817,553
FNMA, 5.50%, 8/1/34	1,132,336	1,311,886
FNMA, 5.50%, 9/1/34	68,032	75,753
FNMA, 5.50%, 10/1/34	855,236	990,981
FNMA, 5.50%, 1/1/36	1,225,463	1,420,772
FNMA, 5.50%, 4/1/36	292,705	339,369
FNMA, 5.00%, 5/1/36	461,052	528,258
FNMA, 5.50%, 12/1/36	164,579	190,832
FNMA, 5.50%, 2/1/37	691,200	802,680
FNMA, 6.50%, 8/1/37	48,457	55,505
FNMA, 6.00%, 9/1/37	248,139	293,579
FNMA, 6.00%, 11/1/37	1,270,643	1,504,505
FNMA, 4.50%, 2/1/39	500,620	558,758
FNMA, 4.50%, 4/1/39	357,469	399,173
FNMA, 4.50%, 5/1/39	963,893	1,076,349
FNMA, 6.50%, 5/1/39	820,882	957,319
FNMA, 4.50%, 10/1/39	1,740,717	1,943,848
FNMA, 4.50%, 3/1/40	2,375,383	2,651,430
FNMA, 4.00%, 10/1/40	1,728,554	1,924,984
FNMA, 4.50%, 11/1/40	1,521,208	1,695,069
FNMA, 4.50%, 6/1/41	1,699,762	1,890,637
FNMA, 4.00%, 8/1/41	1,386,613	1,532,376
FNMA, 4.50%, 9/1/41	741,680	819,088
FNMA, 3.50%, 10/1/41	1,214,252	1,303,291
FNMA, 4.00%, 12/1/41	3,314,594	3,630,155
FNMA, 3.50%, 5/1/42	1,313,462	1,423,718
FNMA, 3.50%, 6/1/42	1,143,370	1,240,828
FNMA, 3.50%, 9/1/42	854,418	923,534
FNMA, 3.50%, 12/1/42	2,273,249	2,464,445
FNMA, 3.50%, 11/1/45	973,819	1,038,699
FNMA, 3.50%, 11/1/45	977,133	1,042,323
FNMA, 4.00%, 11/1/45	1,162,431	1,258,110
FNMA, 4.00%, 2/1/46	2,509,235	2,720,357
FNMA, 3.50%, 3/1/46	1,613,046	1,722,373
FNMA, 4.00%, 4/1/46	4,095,065	4,432,526
FNMA, 3.50%, 5/1/46	1,493,002	1,592,241
FNMA, 3.00%, 11/1/46	12,127,024	12,830,292
FNMA, 3.50%, 2/1/47	3,848,165	4,120,485
FNMA, 6.50%, 8/1/47	17,781	19,256
FNMA, 6.50%, 9/1/47	35,819	38,648
FNMA, 6.50%, 9/1/47	1,729	1,869
FNMA, 6.50%, 9/1/47	18,939	20,429
FNMA, 3.50%, 3/1/48	3,047,976	3,223,426
FNMA, 3.00%, 4/1/48	251,571	267,073
FNMA, 6.00%, 4/1/48	305,215	332,090
FNMA, 4.00%, 8/1/48	2,835,179	3,025,763
FNMA, 3.50%, 5/1/49	4,811,867	5,065,468
FNMA, 3.50%, 7/1/49	1,196,515	1,259,765
FNMA, 3.00%, 12/1/49	7,365,255	7,698,700
FNMA, 3.00%, 3/1/50	2,716,193	2,838,364
FNMA, 3.00%, 6/1/50	1,829,956	1,912,206
FNMA, 3.00%, 6/1/50	15,420,033	16,083,345
FNMA, 3.00%, 6/1/50	16,725,828	17,647,814
FNMA, 3.00%, 6/1/50	1,671,289	1,745,196

FNMA, 3.00%, 8/1/50	5,515,691	5,748,784
FNMA, 3.00%, 6/1/51	8,775,316	9,275,474
GNMA, 2.50%, TBA	27,700,000	28,667,336
GNMA, 5.50%, 12/20/38	653,206	766,830
GNMA, 6.00%, 1/20/39	189,450	221,827
GNMA, 5.00%, 3/20/39	975,808	1,104,373
GNMA, 5.50%, 3/20/39	384,247	451,166
GNMA, 5.50%, 4/20/39	656,540	771,214
GNMA, 4.50%, 1/15/40	458,650	517,967
GNMA, 4.00%, 11/20/40	2,288,757	2,505,446
GNMA, 4.00%, 12/15/40	569,037	631,594
GNMA, 4.50%, 7/20/41	2,131,799	2,358,992
GNMA, 3.50%, 6/20/42	3,059,521	3,276,675
GNMA, 3.50%, 7/20/42	2,353,465	2,529,358
GNMA, 4.50%, 8/20/42	1,965,931	2,175,849
GNMA, 4.00%, 9/20/45	2,467,476	2,670,348
GNMA, 3.50%, 4/20/46	1,264,159	1,342,541
GNMA, 2.50%, 6/20/46	4,311,308	4,507,513
GNMA, 2.50%, 7/20/46	5,623,673	5,871,501
GNMA, 3.00%, 4/20/50	3,154,623	3,304,704
GNMA, 2.00%, 4/20/51	6,952,278	7,089,187
UMBS, 3.50%, TBA	20,000,000	21,053,515
		289,535,911
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $298,449,642)		307,084,322
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.6%
U.S. Government Agency Collateralized Mortgage Obligations — 18.6%
FHLMC, Series 2812, Class MF, VRN, 0.52%, (1-month LIBOR plus 0.45%), 6/15/34	1,537,881	1,553,913
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	636,182	673,799
FHLMC, Series 3149, Class LF, VRN, 0.37%, (1-month LIBOR plus 0.30%), 5/15/36	3,884,239	3,905,785
FHLMC, Series 3153, Class FJ, VRN, 0.48%, (1-month LIBOR plus 0.38%), 5/15/36	1,245,916	1,255,907
FHLMC, Series 3397, Class GF, VRN, 0.57%, (1-month LIBOR plus 0.50%), 12/15/37	575,161	580,764
FHLMC, Series 3417, Class FA, VRN, 0.57%, (1-month LIBOR plus 0.50%), 11/15/37	1,043,712	1,060,899
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	5,098,112	5,366,123
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,729,756	1,764,679
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	13,440,807
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	16,148,712
FHLMC, Series K092, Class A2 SEQ, 3.30%, 4/25/29	8,000,000	9,049,438
FHLMC, Series K106, Class A2 SEQ, 2.07%, 1/25/30	10,000,000	10,452,775
FHLMC, Series K123, Class A1 SEQ, 0.93%, 2/25/54	3,979,220	3,922,558
FHLMC, Series K123, Class A2 SEQ, 1.62%, 2/25/54	5,715,000	5,762,702
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	2,052,772	2,073,352
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	8,356,754
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	6,201,972	6,519,570
FHLMC, Series K742, Class A1 SEQ, 0.86%, 6/25/27	6,799,247	6,769,927
FHLMC, Series KF32, Class A, VRN, 0.46%, (1-month LIBOR plus 0.37%), 5/25/24	784,748	786,034
FHLMC, Series KG05, Class A2 SEQ, 2.00%, 1/25/31	5,000,000	5,201,130
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	9,600,000	10,357,716
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	5,578,895
FHLMC, Series KSG1, Class A1 SEQ, 0.80%, 5/25/30	8,959,355	8,752,847
FHLMC, Series Q009, Class A, VRN, 0.44%, (1-month LIBOR plus 0.35%), 4/25/24	1,671,318	1,671,511
FNMA, Series 2005-103, Class FP, VRN, 0.39%, (1-month LIBOR plus 0.30%), 10/25/35	1,343,012	1,353,651
FNMA, Series 2008-9, Class FA, VRN, 0.59%, (1-month LIBOR plus 0.50%), 2/25/38	4,334,699	4,411,626
FNMA, Series 2009-89, Class FD, VRN, 0.69%, (1-month LIBOR plus 0.60%), 5/25/36	698,463	710,775
FNMA, Series 2014-M12, Class ASV2, SEQ, VRN, 2.61%, 10/25/21	1,345,503	1,349,264

FNMA, Series 2016-11, Class FB, VRN, 0.66%, (1-month LIBOR plus 0.55%), 3/25/46	1,828,849	1,834,245
FNMA, Series 2016-M13, Class FA, VRN, 0.77%, (1-month LIBOR plus 0.67%), 11/25/23	408,520	409,880
FNMA, Series 2016-M2, Class FA, VRN, 0.95%, (1-month LIBOR plus 0.85%), 1/25/23	922,211	926,609
FNMA, Series 2017-46, Class JA SEQ, 3.50%, 1/25/43	861,053	875,455
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.56%, 12/25/26	9,000,000	9,618,838
FNMA, Series 2021-M1G, Class A2 SEQ, VRN, 1.56%, 11/25/30	8,000,000	8,004,240
GNMA, Series 2007-5, Class FA, VRN, 0.23%, (1-month LIBOR plus 0.14%), 2/20/37	403,991	403,354
GNMA, Series 2008-18, Class FH, VRN, 0.69%, (1-month LIBOR plus 0.60%), 2/20/38	735,827	736,080
GNMA, Series 2010-14, Class QF, VRN, 0.52%, (1-month LIBOR plus 0.45%), 2/16/40	2,083,766	2,099,563
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $158,048,813)		163,740,177
U.S. GOVERNMENT AGENCY SECURITIES — 6.5%
FHLB, 0.25%, 6/3/22	9,300,000	9,314,622
FHLB, 3.25%, 11/16/28	6,500,000	7,387,338
FHLMC, 0.375%, 5/5/23	8,300,000	8,323,424
FHLMC, 0.25%, 9/8/23	4,700,000	4,696,975
FNMA, 0.25%, 5/22/23	18,000,000	18,003,506
FNMA, 0.875%, 8/5/30	8,000,000	7,581,103
Tennessee Valley Authority, 0.75%, 5/15/25	1,500,000	1,509,539
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $56,903,722)		56,816,507
TEMPORARY CASH INVESTMENTS — 4.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $11,847,236), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $11,614,478)		11,614,475
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $19,749,345), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $19,362,011)		19,362,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,801,973	5,801,973
TOTAL TEMPORARY CASH INVESTMENTS (Cost $36,778,448)		36,778,448
TOTAL INVESTMENT SECURITIES — 105.5% (Cost $904,157,872)		927,795,690
OTHER ASSETS AND LIABILITIES — (5.5)%		(48,553,762)
TOTAL NET ASSETS — 100.0%		$879,241,928

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	40	September 2021	$6,430,000	$22,672
U.S. Treasury Ultra Bonds	13	September 2021	2,504,938	24,678
			$8,934,938	$47,350
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	52	September 2021	$6,890,000	$307
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$9,000,000	$554	$250,165	$250,719
CPURNSA	Receive	2.30%	2/24/26	$9,000,000	555	253,434	253,989
CPURNSA	Receive	1.87%	11/25/29	$1,500,000	(516)	105,427	104,911
CPURNSA	Receive	2.14%	12/16/30	$2,000,000	521	101,956	102,477
CPURNSA	Receive	2.40%	2/9/31	$6,250,000	568	137,093	137,661
					$1,682	$848,075	$849,757

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,475,586.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	363,376,236	—
U.S. Government Agency Mortgage-Backed Securities	—	307,084,322	—
Collateralized Mortgage Obligations	—	163,740,177	—
U.S. Government Agency Securities	—	56,816,507	—
Temporary Cash Investments	5,801,973	30,976,475	—
	5,801,973	921,993,717	—
Other Financial Instruments
Futures Contracts	47,657	—	—
Swap Agreements	—	849,757	—
	47,657	849,757	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.